Stock Options - Additional Information (Detail) (USD $)	6 Months Ended						6 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended			6 Months Ended
	Jun. 30, 2011 Year	Jun. 30, 2010	Jun. 30, 2010 Employee Stock Plan, 2008 Plan	Jun. 30, 2011 Employee Stock Plan, 2008 Plan Minimum	Jun. 30, 2010 Employee Stock Plan, 2008 Plan Individual Employee	Jul. 21, 2008 Restricted Stock Units 2008	Jun. 30, 2011 Employee Stock Plan, 2003 Plan	Jun. 30, 2011 Employee Stock Plan, 2003 Plan Individual Employee	Jun. 07, 2011 Restricted Stock Units (RSUs)	May 20, 2011 Restricted Stock Units (RSUs)	Mar. 03, 2011 Restricted Stock Units (RSUs)	Feb. 10, 2011 Restricted Stock Units (RSUs)	Aug. 16, 2010 Restricted Stock Units (RSUs)	Aug. 07, 2008 Restricted Stock Units (RSUs)	Jun. 30, 2011 Restricted Stock Units (RSUs)	Jun. 30, 2011 Minimum	Jun. 30, 2011 Maximum Year
Percentage of option price for fair value of ordinary share				100.00%
Ordinary shares which have been reserved for issuance			6,000,000		400,000	1,000,000	6,000,000	400,000
Maximum number of award as percentage of shares outstanding							10.00%
Awards granted to certain key employees	799,449								10,000		120,000	100,000		6,280	230,000
Vesting period	5 years								3 years	February 26, 2011	3 years	5 years	February 26, 2009
Market price of the Company's ordinary shares on date of award									$ 24.60		$ 20.28	$ 22.11		$ 41.95
Expiration period	8 years
Ordinary shares issued by the Company										3,768			2,512
Contractual term options outstanding	4.89																8
Option granted fair value	$ 7.15															$ 3.68	$ 13.93
Exercisable - number of shares	2,642,124
Exercisable - weighted average remaining contractual life	3.51
Exercisable - weighted average exercise price	$ 19.48
Fully vested total intrinsic value	$ 17,100,000
Intrinsic value of option exercised	2,000,000	14,900,000
Fair value of stock awards vested	100,000	100,000
Non-cash stock compensation expense not yet recognized	17,200,000
Weighted average period over which compensation expense is expected to be recognized	3.2
Tax benefit on exercise of options	$ 285,000	$ 1,000,000